Supplement dated June 14, 2013
to the Class A, Class B, Class C, and Class P Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2013
(as supplemented on March 14, 2013, March 28, 2013, April 2, 2013 and May 9, 2013)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

California Municipal Fund [Member]
California Municipal Bond Fund
Under the Principal Investment Strategies heading, delete the paragraph and substitute:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Generally, these municipal obligations pay interest that is exempt from State personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays California Municipal Bond Index, which as of December 31, 2012 was 6.50 years. The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations.

Under the Principal Risks heading, before the Inverse Floating Rate Investments risk, add the following:
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

High Yield Fund [Member]
High Yield Fund
Under the Performance heading, in the Average Annual Total Returns table, delete the heading "For the periods ended December 31, 2011" and substitute:
Inflation Protection Fund [Member]
Inflation Protection Fund
Under the Principal Investment Strategies heading, delete the paragraph and substitute:
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund also invests in foreign securities, U.S. Treasuries and agency securities. The Fund utilizes derivative strategies, including financial futures contracts, swaps, currency forwards, and options for purposes of managing or adjusting the risk profile (for example, duration) of the Fund. The Fund actively trades portfolio securities.

Principal LifeTime Strategic Income Fund [Member]
Principal LifeTime Strategic Income Fund
Under the Principal Investment Strategies heading, delete the fourth paragraph and substitute:
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.

Principal LifeTime 2010 Fund [Member]
Principal LifeTime 2010 Fund
Under the Principal Investment Strategies heading, delete the fourth paragraph and substitute:
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.

Under the Principal Risks heading, delete the Emerging Market Risk.
Strategic Asset Management Flexible Income Portfolio [Member]
Strategic Asset Management ("SAM") Flexible Income Portfolio
Under the Principal Investment Strategies heading, delete the first bullet point and substitute:

•
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Strategic Asset Management Conservative Balanced Portfolio [Member]
Strategic Asset Management ("SAM") Conservative Balanced Portfolio
Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Strategic Asset Management Balanced Portfolio [Member]
Strategic Asset Management ("SAM") Balanced Portfolio
Under the Principal Investment Strategies heading, delete the first bullet point and substitute:

•
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Strategic Asset Management Conservative Growth Portfolio [Member]
Strategic Asset Management ("SAM") Conservative Growth Portfolio
Under the Principal Investment Strategies heading, delete the first bullet point and substitute:

•
Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed-income instruments such as real estate securities, government and government-sponsored securities and corporate bonds)

Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Strategic Asset Management Strategic Growth Portfolio [Member]
Strategic Asset Management ("SAM") Strategic Growth Portfolio
Under the Principal Investment Strategies heading, delete the first bullet point and substitute:

•
Could invest between 0% and 25% of its assets in fixed-income funds (most likely between 0% and 10%), and generally less than 25% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as government and government-sponsored securities)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 14, 2013
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 14, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
PFI Prospectus - Class A, B, C, P
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated June 14, 2013
to the Class A, Class B, Class C, and Class P Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2013
(as supplemented on March 14, 2013, March 28, 2013, April 2, 2013 and May 9, 2013)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PFI Prospectus - Class A, B, C, P | California Municipal Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	California Municipal Bond Fund
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the paragraph and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Generally, these municipal obligations pay interest that is exempt from State personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays California Municipal Bond Index, which as of December 31, 2012 was 6.50 years. The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations.

Risk [Heading]	rr_RiskHeading	Under the Principal Risks heading, before the Inverse Floating Rate Investments risk, add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

PFI Prospectus - Class A, B, C, P | High Yield Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Under the Performance heading, in the Average Annual Total Returns table, delete the heading "For the periods ended December 31, 2011" and substitute:
Caption	rr_AverageAnnualReturnCaption	For the periods ended December 31, 2012
PFI Prospectus - Class A, B, C, P | Inflation Protection Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Protection Fund
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the paragraph and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund also invests in foreign securities, U.S. Treasuries and agency securities. The Fund utilizes derivative strategies, including financial futures contracts, swaps, currency forwards, and options for purposes of managing or adjusting the risk profile (for example, duration) of the Fund. The Fund actively trades portfolio securities.

PFI Prospectus - Class A, B, C, P | Principal LifeTime Strategic Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Strategic Income Fund
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the fourth paragraph and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.

PFI Prospectus - Class A, B, C, P | Principal LifeTime 2010 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2010 Fund
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the fourth paragraph and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.

Risk [Heading]	rr_RiskHeading	Under the Principal Risks heading, delete the Emerging Market Risk.
PFI Prospectus - Class A, B, C, P | Strategic Asset Management Flexible Income Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Flexible Income Portfolio
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

Risk [Heading]	rr_RiskHeading	Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

PFI Prospectus - Class A, B, C, P | Strategic Asset Management Conservative Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Conservative Balanced Portfolio
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

Risk [Heading]	rr_RiskHeading	Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

PFI Prospectus - Class A, B, C, P | Strategic Asset Management Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Balanced Portfolio
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

Risk [Heading]	rr_RiskHeading	Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

PFI Prospectus - Class A, B, C, P | Strategic Asset Management Conservative Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Conservative Growth Portfolio
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•
Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed-income instruments such as real estate securities, government and government-sponsored securities and corporate bonds)

Risk [Heading]	rr_RiskHeading	Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

PFI Prospectus - Class A, B, C, P | Strategic Asset Management Strategic Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Strategic Growth Portfolio
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•
Could invest between 0% and 25% of its assets in fixed-income funds (most likely between 0% and 10%), and generally less than 25% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as government and government-sponsored securities)